S000045773 [Member] Investment Strategy - Ashmore Emerging Markets Short Duration Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries (as defined below) denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G‑7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration.
Duration is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, bond funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than bond funds with shorter average portfolio durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Sovereigns are governments of Emerging Market Countries. For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. For these purposes, governmental entities include a province, a city and local or regional governmental bodies. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or, an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low‑income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index—Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in debt instruments of all types, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid‑ and large-capitalization issuers may vary significantly over time.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are related below investment or that are judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”).
The Fund is a “non‑diversified” fund, which means that it may invest a relatively large portion of its assets in a single issuer or a small number of issuers in comparison to a fund that is “diversified.”
The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non‑deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 35% of its net assets in any one Emerging Market Country.
In managing the Fund, the Investment Manager’s fixed income and asset allocation investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top‑down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top‑down approach with an analytically-driven, bottom‑up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks to invest in a portfolio of short duration fixed-income securities in an effort to limit the Fund’s exposure to interest rate risk. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described above will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.